SHAREHOLDER'S CAPITAL - Share-based Payment Arrangements Narrative (Details) $ in Millions		12 Months Ended
	Jun. 29, 2021 USD ($)	Dec. 31, 2021 Option $ / shares shares	Dec. 31, 2021 Option $ / shares shares	Dec. 31, 2021 USD ($) Option $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 Option $ / shares	Mar. 05, 2020 Option $ / shares shares
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of share options outstanding in share-based payment arrangement | Option		24,114,121	24,114,121	24,114,121			19,643,184
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares		$ 31.79	$ 31.79	$ 31.79			$ 28.05
Number of subordinate voting shares reserved for issuance under share-based payment plans | shares		33,829,292	33,829,292	33,829,292
Compensation expense related to share-based payment arrangements					$ 45.7	$ 37.9
Number of other equity instruments granted	9,676,000
IPO, stock price (in dollars per share) | $ / shares								$ 19.00
Weighted average exercise price of share options granted (US$ per share) | $ / shares		$ 33.00
Subordinate voting shares
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of shares reserved for issuance ss percent			10.00%
Legacy Option Shares | Subordinate voting shares
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of shares issued (in shares) | shares								3,203,925
Share Options
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements					18.7	30.5
RSUs
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements					26.2	6.9
Number of other equity instruments granted			759,393
DSUs
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Compensation expense related to share-based payment arrangements					$ 0.8	$ 0.5
Number of other equity instruments granted			20,206	20,206
Legacy Stock Option Plan
Disclosure of equity instruments in share-based payment arrangement [Line Items]
Number of share options outstanding in share-based payment arrangement | Option		0	0	0				159,468,329
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares								$ 1.00